Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue from product sales	$ 3,943	$ 4,510	$ 4,223
Cost of sales	(3,173)	(3,736)	(3,401)
Gain (loss) on non-hedge derivatives and other commodity contracts	2	10	19
Gross profit (loss)	772	784	841
Corporate administration, marketing and other expenses	(76)	(64)	(61)
Exploration and evaluation costs	(102)	(114)	(133)
Other operating expenses	(97)	(88)	(110)
Special items	(170)	(438)	(42)
Operating profit (loss)	327	80	495
Interest income	17	15	22
Dividend income	2	0	0
Other gains (losses)	(9)	(11)	(88)
Finance costs and unwinding of obligations	(178)	(169)	(180)
Fair value adjustments	(3)	0	9
Share of associates and joint ventures’ profit (loss)	122	22	11
Profit (loss) before taxation	278	(63)	269
Taxation	(128)	(108)	(189)
Profit (loss) for the year	150	(171)	80
Allocated as follows:
Equity shareholders	133	(191)	63
Non-controlling interests	$ 17	$ 20	$ 17
Basic earnings (loss) per ordinary share (cents)
Basic earnings (loss) per ordinary share (cents)	$ 0.32	$ (0.46)	$ 0.15
Diluted earnings (loss) per ordinary share (cents)
Diluted earnings (loss) per ordinary share (cents)	$ 0.32	$ (0.46)	$ 0.15